Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,010.6	$ 771.6	$ 443.8
Over time
Disaggregation of Revenue [Line Items]
Revenue	978.0	743.0	418.6
Point in time
Disaggregation of Revenue [Line Items]
Revenue	$ 32.6	$ 28.6	$ 25.2